Goodwill (details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill by segment
Goodwill	$ 3,580	$ 3,573
Reportable Segments [Member] | Business Insurance [Member]
Goodwill by segment
Goodwill	2,227	2,225
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Goodwill by segment
Goodwill	549	549
Reportable Segments [Member] | Personal Insurance [Member]
Goodwill by segment
Goodwill	778	773
Other [Member]
Goodwill by segment
Goodwill	$ 26	$ 26